Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As at December 31,
in USD ‘000	2019	2018
Bank deposits	69,370	138,640
Interest bearing deposits	—	—
Total cash and cash equivalents	69,370	138,640

Schedule of Percentage of Bank Held Cash and Cash Equivalents Split by Currency	Split by currency:
	2019	2018
CHF	14%	5%
USD	73%	89%
EUR	12%	5%
GBP	1%	1%